Interest Expense	12 Months Ended
Dec. 31, 2019
Analysis of income and expense [abstract]
Interest Expense
INTEREST EXPENSE

($ millions)	2019	2018 (1) (Revised)
Realized
Interest expense on long-term debt	146.8	184.4
Unrealized (gain) loss
CCS - Interest	23.6	(20.7)
Interest expense	170.4	163.7

(1)	Comparative period revised to reflect current period presentation. Unrealized derivative gain (loss) on interest rate contracts previously included in derivative gains (losses).